Average Annual Total Returns - Invesco SP 500 GARP ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF SinceInception	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions SinceInception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares SinceInception	S&P 500® GARP Index (reflects no deduction for fees, expenses or taxes) 1Year		S&P 500® GARP Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P 500® GARP Index (reflects no deduction for fees, expenses or taxes) SinceInception	Blended - S&P 500® GARP Index (reflects no deduction for fees, expenses or taxes) 1Year		Blended - S&P 500® GARP Index (reflects no deduction for fees, expenses or taxes) 5Years		Blended - S&P 500® GARP Index (reflects no deduction for fees, expenses or taxes) SinceInception		S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	Jun. 16, 2011	15.95%	17.32%	16.08%	15.53%	17.03%	15.72%	9.59%	13.97%	13.50%	16.31%	[1]	[1]	[1]	16.31%	[2]	17.74%	[2]	16.52%	[2]	18.40%	15.22%	14.40%

[1]	Performance information is not available for periods prior to the Underlying Index’s commencement date of February 25, 2019.
[2]	The “Blended-S&P 500® GARP Index” reflects the performance of the RAFI® Fundamental Large Growth Index, a former underlying index, from June 16, 2011 through May 22, 2015, the Russell Top 200® Pure Growth Index, the most recent former underlying index, from May 23, 2015 through June 22, 2019, and the Underlying Index thereafter.